Cost and Fair Value of Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
At start of year	$ 68,046	$ 85,990
Purchases	41,701	22,030
Sales and maturities	(33,086)	(40,858)
Interest on short term investments	1,088	823	$ 571
Realized gain on sale of short term investments	112	50	(113)
Unrealized capital (loss)/gain – investments	(272)	11
At end of year	$ 77,589	$ 68,046	$ 85,990